Schedule of forth the long-lived assets other than goodwill and intangible assets by geographical area (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-lived assets other than goodwill and acquired intangible assets gross		$ 1,404,760	$ 5,435,763
Investment in an equity security			100,000
Deferred tax assets	$ 344,291	342,822	664,888
Goodwill	$ 12,059,428	12,059,428	27,001,383
Acquired intangible assets		3,386,117	4,926,674
Long-lived assets other than goodwill and acquired intangible assets		15,788,367	33,001,041
HONG KONG
Long-lived assets other than goodwill and acquired intangible assets gross			4,368,106
MALAYSIA
Long-lived assets other than goodwill and acquired intangible assets gross		1,352,906	1,005,601
INDONESIA
Long-lived assets other than goodwill and acquired intangible assets gross		$ 51,854	$ 62,056